Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Revenue	$ 1,704,835	$ 1,601,138	$ 1,496,137
Cost of services (excluding depreciation and amortization)	715,762	663,212	614,025
Selling, general and administrative	575,553	508,136	534,515
Depreciation and amortization	273,364	263,433	266,819
Impairment expense on goodwill and intangible assets	823	1,254	1,887,223
Restructuring and other costs	5,178	6,061	64,132
Loss on disposal of subsidiaries and other assets, net	801	386	1,359
Operating income / (loss)	133,354	158,656	(1,871,936)
Other income, net	21,475	13,081	83,778
Interest expense, net	(140,805)	(151,148)	(126,628)
Income / (loss) from operations before taxes	14,024	20,589	(1,914,786)
Income tax expense / (benefit)	(8,136)	40,840	(52,502)
Net income / (loss)	22,160	(20,251)	(1,862,284)
Less: net income attributable to non-controlling interest	0	0	371
Net income / (loss) attributable to the Company	$ 22,160	$ (20,251)	$ (1,862,655)
Basic	$ 0.36	$ (0.33)	$ (30.78)
Diluted	$ 0.36	$ (0.33)	$ (30.78)
Net income / (loss)	$ 22,160	$ (20,251)	$ (1,862,284)
Other comprehensive loss, net of tax of $0:
(Loss) / gain on foreign currency translation	(16,742)	14,330	(34,251)
Total comprehensive income / (loss)	5,418	(5,921)	(1,896,535)
Less: comprehensive income attributable to non-controlling interest	0	0	371
Total comprehensive income / (loss) attributable to the Company	$ 5,418	$ (5,921)	$ (1,896,906)